Intangibles and other assets (Schedule of detailed information about intangible assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	$ 5.5
Balance, end of year	7.1	$ 5.5
Cost [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	22.5	21.2
Additions	2.1	2.5
Effects of movement in exchange rates	0.7	(1.2)
Balance, end of year	25.3	22.5
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	(17.0)	(17.2)
Depreciation for the year	(0.7)	(0.8)
Effects of movement in exchange rates	(0.5)	1.0
Balance, end of year	$ (18.2)	$ (17.0)